Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	December 31,	Balance Sheet Location	December 31,	December 31,
		2011	2012		2011	2012
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments current assets	$-	$-	Financial instruments-current liabilities	$100,104	$85,844
Interest rate swaps	Financial instruments-non-current assets	-	996	Financial instruments non-current liabilities	102,346	63,096

Total derivatives not designated as hedging instruments		$-	$996		$202,450	$148,940
Total derivatives		$-	$996	Total derivatives	$202,450	$148,940

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

	Amount of Gain/ (Loss) Recognized in other comprehensive income/ (loss) on Derivatives (Effective Portion)
Derivatives designated for cash flow hedging relationships	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
Interest rate swaps - Unrealized gains/(losses)	(5,495)	$ -	$ -
Interest rate swaps - Realized losses associated with capitalized interest	(11,539)	-	-
Total	$ (17,034)	$ -	$ -

Effect of Derivative Instruments on the Consolidated Statements of Operations
		Amount of Gain/(Loss)

Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year ended December 2010	Year ended December 2011	Year ended December 2012

Interest rate swaps	Loss on interest rate swaps	$(120,505)	$(68,943)	(54,073)
Forward freight agreements	Other, net	(3,008)	1,016	-
Foreign currency forward contracts	Other, net	1,104	(1,538)	-
Total		$(122,409)	$(69,465)	(54,073)

Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps - liability position	(202,450)	0	$(202,450)	$0
Total	(202,450)	0	(202,450)	0

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$996	$0	$996	$0
Interest rate swaps - liability position	(148,940)	0	$(148,940)	$0
Total	$(147,944)	$0	$(147,944)	$0

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Gains/ (Losses)
Non-Recurring measurements
Long lived assets held and used	82,550	0	82,550	0	(32,584)
Total	82,550	0	82,550	0	(32,584)